Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Share-Based Compensation

Note 26: Share-Based Compensation

The Company operates equity-settled compensation plans under which it receives services from employees as consideration for equity instruments of the Company. Each plan is described below:

Stock Incentive Plan

Under its stock incentive plan, the Company may grant stock options, TRSUs, performance restricted share units (“PRSUs”) and other awards to certain employees for a maximum of up to 69,150,969 common shares. As of December 31, 2025, there were 6,788,711 awards available for grant (2024 – 7,678,633). The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Type of equity-settled award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to four years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three-year performance period	Closing common share price	Fair value on business day prior to grant date and adjusting the number of awards expected to vest based on company performance

Additional information on each type of award is as follows:

Stock Options

The maximum term of an option is 10 years from the grant date. Under the plan, options may be granted by reference to the Company’s common share price on the Nasdaq or the New York Stock Exchange ("NYSE") prior to February 25, 2025, or TSX.

The weighted-average fair value of options granted for the years ended December 31, 2025 and 2024 and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Year ended December 31,
	2025	2024
Weighted-average fair value	$40.26	$35.93
Weighted-average of key assumptions:
Share price	$176.06	$157.02
Exercise price	$176.06	$157.02
Risk-free interest rate	4.1%	4.2%
Dividend yield	1.6%	1.8%
Volatility factor	22%	23%
Expected life (in years)	5	5

The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility. Historical data has been considered in setting the assumptions.

Time-Based Restricted Share Units ("TRSUs")

TRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of TRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional TRSUs. The weighted-average fair value of TRSUs granted was $165.82 and $162.37 for the years ended December 31, 2025 and 2024, respectively.

Performance Restricted Share Units ("PRSUs")

PRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of PRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional PRSUs. The percentage of PRSUs initially granted that vests depends upon the Company’s performance, typically over a three-year period, against pre-established performance goals. Between 0% and 200% of the initial amounts may vest for grants made from 2023 through 2025. The weighted-average fair value of PRSUs granted was $176.01 and $157.54 for the years ended December 31, 2025 and 2024, respectively.

Employee Stock Purchase Plan ("ESPP")

The Company maintains an ESPP whereby eligible employees can purchase common shares at a 15% discount to the closing share price on the Nasdaq or the NYSE prior to February 25, 2025, on the last business day of each quarter. Each quarter, employees may elect to authorize payroll deductions from their eligible compensation, up to a maximum of $21,250 per year (or a comparable amount in foreign currency for the global ESPP). The discount is expensed as incurred. A maximum of 20,388,909 common shares can be purchased through the ESPP.

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

Awards outstanding (in thousands):	Stock Options	TRSUs	PRSUs	Total	Weighted-Average Exercise Price(1)
Outstanding as of December 31, 2023	1,334	1,018	643	2,995	$89.76
Granted	196	438	338	972	$157.02
Exercised	(273)	(578)	(347)	(1,198)	$77.98
Forfeited	(44)	(82)	(64)	(190)	$122.15
Outstanding as of December 31, 2024	1,213	796	570	2,579	$102.10
Exercisable as of December 31, 2024	677	-	-	677	$84.32
Granted	191	613	204	1,008	$176.06
Exercised	(206)	(420)	(199)	(825)	$91.10
Forfeited	(2)	(73)	(43)	(118)	$142.51
Outstanding as of December 31, 2025	1,196	916	532	2,644	$115.75
Exercisable as of December 31, 2025	707	-	-	707	$91.87

(1)
Represents the weighted-average exercise price for stock options. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

In 2025, the weighted-average share price at the time of exercise for the awards described above was $149.88 per share (2024 - $159.72).

Share-based compensation expense for years ended December 31, 2025 and 2024 are as follows:

(millions of U.S. dollars)	Stock Options	TRSUs	PRSUs	ESPP	Total
December 31, 2025	5	68	33	5	111
December 31, 2024	5	52	25	5	87

Relative to the share-based awards outstanding as of December 31, 2025, the Company expects to pay approximately $68 million as of December 31, 2025 (2024 - $92 million) to tax authorities for employee withholding tax liabilities when these awards are exercised in the future.

The following table summarizes additional information relating to stock options outstanding as of December 31, 2025:

Range of exercise prices(1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted-Average Exercise Price for Awards Exercisable
$50.01 - $55.00	34	3	$54.36	34	$54.36
$75.01 - $80.00	265	4	$75.96	265	$75.96
$85.01 - $90.00	175	5	$88.87	175	$88.87
$100.01 - $105.00	178	6	$102.00	117	$102.00
$120.01 - $125.00	176	7	$121.21	75	$122.22
$155.01 - $160.00	176	8	$156.94	40	$156.94
$165.01 - $195.00	192	9	$176.00	1	$176.00
Total	1,196			707

(1)
TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.